Loans	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans

NOTE 6 – LOANS

Loans consist of the following, segregated into non-covered and covered loans, for the periods indicated:

	December 31, 2014
	Non-covered loans
(Dollars in thousands)	Legacy Loans	Acquired Loans	Covered Loans(1)	Total
Commercial loans:
Real estate	$3,718,058	$497,949	$189,126	$4,405,133
Business	3,284,140	93,549	31,260	3,408,949

	7,002,198	591,498	220,386	7,814,082

Residential mortgage loans:
Residential 1-4 family	495,638	424,579	128,024	1,048,241
Construction / Owner Occupied	32,056	—	—	32,056

	527,694	424,579	128,024	1,080,297

Consumer and other loans:
Home equity	1,290,976	217,699	92,430	1,601,105
Indirect automobile	396,766	392	—	397,158
Other	451,080	93,618	3,704	548,402

	2,138,822	311,709	96,134	2,546,665

Total	$9,668,714	$1,327,786	$444,544	$11,441,044

	December 31, 2013
	Non-covered loans
(Dollars in thousands)	Legacy Loans	Acquired Loans	Covered Loans	Total
Commercial loans:
Real estate	$3,134,904	$345,069	$387,332	$3,867,305
Business	2,906,051	53,037	37,025	2,996,113

	6,040,955	398,106	424,357	6,863,418

Residential mortgage loans:
Residential 1-4 family	404,922	18,135	154,025	577,082
Construction / Owner Occupied	9,450	—	—	9,450

	414,372	18,135	154,025	586,532

Consumer and other loans:
Home equity	1,101,227	53,443	137,122	1,291,792
Indirect automobile	373,383	1,853	—	375,236
Other	358,384	12,368	4,289	375,041

	1,832,994	67,664	141,411	2,042,069

Total	$8,288,321	$483,905	$719,793	$9,492,019

(1)	Included as covered loans at December 31, 2014 is $174.7 million of assets whose reimbursable loss periods ended as of January 1, 2015.

In 2009, the Company acquired substantially all of the assets and liabilities of CapitalSouth Bank (“CSB”), and certain assets, deposits, and other liabilities of Orion Bank (“Orion”) and Century Bank (“Century”). In 2010, the Company acquired certain assets and assumed certain deposits and other liabilities of Sterling Bank (“Sterling”). Substantially all of the loans and foreclosed real estate that were acquired in these transactions are covered by loss sharing agreements between the FDIC and IBERIABANK, which afford IBERIABANK loss protection. Refer to Note 8 for additional information regarding the Company’s loss sharing agreements.

Because of the loss protection provided by the FDIC, the risks associated with CSB, Orion, Century, and Sterling covered loans and foreclosed real estate are significantly different from those assets not covered under the loss share agreements. Accordingly, the Company presents loans currently indemnified as “covered loans” and loans that are not currently indemnified as “non-covered loans.”

Deferred loan origination fees were $20.6 million and $18.6 million and deferred loan expenses were $9.4 million and $7.6 million at December 31, 2014 and 2013, respectively. In addition to loans issued in the normal course of business, the Company considers overdrafts on customer deposit accounts to be loans and reclassifies these overdrafts as loans in its consolidated balance sheets. At December 31, 2014 and 2013, overdrafts of $5.6 million and $3.1 million, respectively, have been reclassified to loans.

Loans with carrying values of $3.1 billion and $2.3 billion were pledged to secure public deposits and other borrowings at December 31, 2014 and 2013, respectively.

Non-covered Loans

The following tables provide an analysis of the aging of non-covered loans as of December 31, 2014 and 2013. Because of the difference in accounting for acquired loans, the tables below further segregate the Company’s non-covered loans between legacy loans and acquired loans. For purposes of the following tables, subprime mortgage loans are defined as the Company’s mortgage loans that have borrower FICO scores that are less than 620 at the time of origination or were purchased outside of a business combination.

	December 31, 2014
	Legacy loans
	Past Due (1)				Current	Total Legacy Loans, Net of Unearned Income	Recorded Investment > 90 days and Accruing
(Dollars in thousands)	30-59 days	60-89 days	> 90 days	Total
Commercial real estate - Construction	$507	$—	$69	$576	$483,663	$484,239	$—
Commercial real estate - Other	11,799	148	6,883	18,830	3,214,989	3,233,819	—
Commercial business	1,589	1,860	3,228	6,677	3,277,463	3,284,140	200

Residential mortgage - Prime	1,389	2,616	11,305	15,310	392,900	408,210	538
Residential mortgage - Subprime	—	—	3,595	3,595	115,889	119,484	—

Consumer - Home equity	4,096	595	7,420	12,111	1,278,865	1,290,976	16
Consumer - Indirect automobile	2,447	396	1,419	4,262	392,504	396,766	—
Consumer - Credit card	253	163	1,032	1,448	71,297	72,745	—
Consumer - Other	1,285	424	773	2,482	375,853	378,335	—

Total	$23,365	$6,202	$35,724	$65,291	$9,603,423	$9,668,714	$754

	December 31, 2013
	Legacy loans
	Past Due (1)				Current	Total Legacy Loans, Net of Unearned Income	Recorded Investment > 90 days and Accruing
(Dollars in thousands)	30-59 days	60-89 days	> 90 days	Total
Commercial real estate - Construction	$—	$—	$1,803	$1,803	$381,292	$383,095	$—
Commercial real estate - Other	6,098	5,630	7,650	19,378	2,732,431	2,751,809	2
Commercial business	2,117	423	15,020	17,560	2,888,491	2,906,051	—

Residential mortgage - Prime	1,104	852	9,684	11,640	286,167	297,807	1,073
Residential mortgage - Subprime	—	—	1,626	1,626	114,939	116,565	—

Consumer - Home equity	1,956	569	6,808	9,333	1,091,894	1,101,227	—
Consumer - Indirect automobile	1,427	293	1,275	2,995	370,388	373,383	—
Consumer - Credit card	266	92	411	769	62,873	63,642	—
Consumer - Other	458	106	485	1,049	293,693	294,742	—

Total	$13,426	$7,965	$44,762	$66,153	$8,222,168	$8,288,321	$1,075

(1)	Past due loans greater than 90 days include all loans on nonaccrual status, regardless of past due status, as of the period indicated. Nonaccrual loans are presented separately in the “Nonaccrual Loans” section below.

	December 31, 2014
	Non-covered acquired loans
	Past Due (1)				Current	Discount/ Premium	Total Non-covered Acquired Loans, Net of Unearned Income	Recorded Investment > 90 days and Accruing
(Dollars in thousands)	30-59 days	60-89 days	> 90 days	Total
Commercial real estate - Construction	$2,740	$57	$1,284	$4,081	$26,667	$(1,170)	$29,578	$1,284
Commercial real estate - Other	4,419	840	26,480	31,739	475,751	(39,119)	468,371	26,376
Commercial business	2,106	70	1,635	3,811	94,962	(5,224)	93,549	1,635

Residential mortgage - Prime	152	2,367	9,339	11,858	418,552	(5,831)	424,579	8,087

Consumer - Home equity	649	385	8,774	9,808	216,310	(8,419)	217,699	8,383
Consumer - Indirect automobile	13	17	9	39	393	(40)	392	9
Consumer - Other	1,458	113	1,949	3,520	94,315	(4,217)	93,618	1,829

Total	$11,537	$3,849	$49,470	$64,856	$1,326,950	$(64,020)	$1,327,786	$47,603

	December 31, 2013
	Non-covered acquired loans
	Past Due (1)				Current	Discount/ Premium	Total Non-covered Acquired Loans, Net of Unearned Income	Recorded Investment > 90 days and Accruing
(Dollars in thousands)	30-59 days	60-89 days	> 90 days	Total
Commercial real estate - Construction	$388	$—	$2,542	$2,930	$19,833	$(2,532)	$20,231	$2,542
Commercial real estate - Other	1,798	1,963	27,967	31,728	345,286	(52,176)	324,838	27,967
Commercial business	544	—	1,218	1,762	54,189	(2,914)	53,037	1,218

Residential mortgage - Prime	—	—	226	226	18,796	(887)	18,135	226

Consumer - Home equity	313	516	4,242	5,071	53,995	(5,623)	53,443	4,242
Consumer - Indirect automobile	33	—	95	128	1,725	—	1,853	95
Consumer - Other	175	101	975	1,251	12,598	(1,481)	12,368	975

Total	$3,251	$2,580	$37,265	$43,096	$506,422	$(65,613)	$483,905	$37,265

(1)	Past due information presents acquired loans at the gross loan balance, prior to application of discounts.

Non-accrual Loans

The following table provides the recorded investment of legacy loans on non-accrual status at December 31:

(Dollars in thousands)	2014	2013
Commercial real estate - Construction	$69	$1,803
Commercial real estate - Other	6,883	7,648
Commercial business	3,028	15,020

Residential mortgage - Prime	10,767	8,611
Residential mortgage - Subprime	3,595	1,626

Consumer - Home equity	7,404	6,808
Consumer - Indirect automobile	1,419	1,275
Consumer - Credit card	1,032	411
Consumer - Other	773	485

Total	$34,970	$43,687

The amount of interest income that would have been recorded in 2014, 2013 and 2012 if total nonaccrual loans had been current in accordance with their contractual terms was approximately $1.8 million, $2.9 million and $3.2 million respectively.

Covered Loans

The carrying amount of the acquired covered loans at December 31, 2014 and 2013 consisted of loans determined to be impaired at the acquisition date, which are accounted for in accordance with ASC Topic 310-30, and loans that were considered to be performing at the acquisition date, accounted for by analogy to ASC Topic 310-30, as detailed in the following tables.

	December 31, 2014
(Dollars in thousands)	Acquired Impaired Loans	Acquired Performing Loans	Total Covered Loans
Commercial loans:
Real estate	$1,253	$187,873	$189,126
Business	—	31,260	31,260

	1,253	219,133	220,386

Residential mortgage loans:
Residential 1-4 family	22,918	105,106	128,024
Construction / Owner Occupied	—	—	—

	22,918	105,106	128,024

Consumer and other loans:
Home equity	12,872	79,558	92,430
Indirect automobile	—	—	—
Other	489	3,215	3,704

	13,361	82,773	96,134

Total	$37,532	$407,012	$444,544

	December 31, 2013
(Dollars in thousands)	Acquired Impaired Loans	Acquired Performing Loans	Total Covered Loans
Commercial loans:
Real estate	$14,904	$372,428	$387,332
Business	—	37,025	37,025

	14,904	409,453	424,357

Residential mortgage loans:
Residential 1-4 family	28,223	125,802	154,025
Construction / Owner Occupied	—	—	—

	28,223	125,802	154,025

Consumer and other loans:
Home equity	21,768	115,354	137,122
Indirect automobile	—	—	—
Other	1,182	3,107	4,289

	22,950	118,461	141,411

Total	$66,077	$653,716	$719,793

Loans Acquired

As discussed in Note 4, during 2014, the Company acquired loans of $86.5 million from Trust One-Memphis, $700.5 million from Teche, and $299.3 million from First Private. Of the total $1.1 billion of loans acquired in 2014, $1.0 billion were determined to have no evidence of deteriorated credit quality and are accounted for under ASC Topics 310-10 and 310-20. The remaining $66.7 million were determined to have deteriorated credit quality under ASC Topic 310-30. The tables below show the balances acquired during 2014 for these two subsections of the portfolio as of the acquisition date.

(Dollars in thousands)
Contractually required principal and interest at acquisition	$1,224,635
Expected losses and foregone interest	(20,790)

Cash flows expected to be collected at acquisition	1,203,845

Fair value of acquired loans at acquisition	$1,014,903

(Dollars in thousands)	Acquired Impaired Loans	Acquired Performing Impaired Loans	Total Acquired Loans
Contractually required principal and interest at acquisition	$71,871	$15,130	$87,001
Nonaccretable difference (expected losses and foregone interest)	(6,117)	(361)	(6,478)

Cash flows expected to be collected at acquisition	65,754	14,769	80,523
Accretable yield	(12,312)	(1,536)	(13,848)

Basis in acquired loans at acquisition	$53,442	$13,233	$66,675

The following is a summary of changes in the accretable difference for loans accounted for under ASC 310-30 of acquired impaired loans during the years ended December 31:

	2014
(Dollars in thousands)	Acquired Impaired Loans	Acquired Performing Impaired Loans	Total Acquired Loans
Balance at beginning of period	$78,349	$276,543	$354,892
Acquisition	12,312	1,536	13,848
Transfers from nonaccretable difference to accretable yield	4,405	21,439	25,844
Accretion	(15,095)	(88,138)	(103,233)
Changes in expected cash flows not affecting nonaccretable differences (1)	(5,722)	2,022	(3,700)

Balance at end of period	$74,249	$213,402	$287,651

	2013
	Acquired Impaired Loans	Acquired Performing Impaired Loans	Total Acquired Loans
Balance at beginning of period	$76,623	$279,770	$356,393
Transfers from nonaccretable difference to accretable yield	7,849	42,894	50,743
Accretion	(16,273)	(163,183)	(179,456)
Changes in expected cash flows not affecting nonaccretable differences (1)	10,150	117,062	127,212

Balance at end of period	$78,349	$276,543	$354,892

	2012
	Acquired Impaired Loans	Acquired Performing Impaired Loans	Total Acquired Loans
Balance at beginning of period	$83,834	$386,977	$470,811
Acquisition	1,190	22,899	24,089
Transfers from nonaccretable difference to accretable yield	(11,816)	(47,842)	(59,658)
Accretion	(30,417)	(218,892)	(249,309)
Changes in expected cash flows not affecting nonaccretable differences (1)	33,832	136,628	170,460

Balance at end of period	$76,623	$279,770	$356,393

(1)	Includes changes in cash flows expected to be collected due to the impact of changes in actual or expected timing of liquidation events, modifications, changes in interest rates and changes in prepayment assumptions.

Troubled Debt Restructurings

Information about the Company’s TDRs at December 31, 2014 and 2013 is presented in the following tables. The Company excludes as TDRs modifications of loans that are accounted for within a pool under ASC Topic 310-30, which include the covered loans above, as well as certain acquired loans. Accordingly, such modifications do not result in the removal of those loans from the pool, even if the modification of those loans would otherwise be considered a TDR. As a result, all covered and certain acquired loans that would otherwise meet the criteria for classification as a TDR are excluded from the tables below.

	December 31, 2014				December 31, 2013
	Accruing Loans				Accruing Loans
(Dollars in thousands)	Current	Past Due > 30 days	Nonaccrual TDRs	Total TDRs	Current	Past Due > 30 days	Nonaccrual TDRs	Total TDRs
Commercial real estate - Construction	$—	$—	$—	$—	$—	—	—	—
Commercial real estate - Other	355	—	—	355	400	—	4,452	4,852
Commercial business	1,075	—	1,971	3,046	976	—	13,791	14,767

Residential mortgage - Prime	—	—	—	—	—	—	—	—
Residential mortgage - Subprime	—	—	—	—	—	—	—	—

Consumer - Home equity	—	—	238	238	—	—	258	258
Consumer - Indirect automobile	—	—	—	—	—	—	—	—
Consumer - Credit card	—	—	—	—	—	—	—	—
Consumer - Other	—	—	—	—	—	—	—	—

Total	$1,430	$—	$2,209	$3,639	$1,376	$—	$18,501	$19,877

At December 31, 2014, there were no TDRs that occurred during the current year through modification of the original loan terms. TDRs totaling $14.6 million occurred during the year ending December 31, 2013. The following table provides information on how the TDRs were modified during years ended December 31:

(Dollars in thousands)	2014	2013
Extended maturities	$—	$—
Interest rate adjustment	—	—
Maturity and interest rate adjustment	—	—
Movement to or extension of interest-rate only payments	—	—
Forbearance	—	12,975
Other concession(s) (1)	—	1,587

Total	$—	$14,562

(1)	Other concessions include concessions or a combination of concessions that do not consist of maturity extensions, interest rate adjustments, forbearance or covenant modifications.

The Company had no commercial real estate, residential mortgage or consumer TDRs that were added during the years ended December 31, 2014 and 2013. Information about the Company’s TDRs occurring in these periods is presented in the following table.

	December 31, 2014			December 31, 2013
(In thousands, except number of loans)	Number of Loans	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment (1)	Number of Loans	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment (1)
Commercial business	—	—	—	9	14,835	12,429

Total	—	$—	$—	9	$14,835	$12,429

(1)	Recorded investment includes any allowance for credit losses recorded on the TDRs at the dates indicated.

Information detailing non-covered TDRs that subsequently defaulted during the previous twelve months is presented in the following table. The Company has defined a default as any loan with a loan payment that is currently past due greater than 30 days, or was past due greater than 30 days at any point during the previous twelve months, or since the date of modification, whichever is shorter.

	December 31, 2014		December 31, 2013
(In thousands, except number of loans)	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Commercial real estate	30	$—	35	$4,452
Commercial business	9	1,600	17	12,808

Residential mortgage - Prime	—	—	—	—

Consumer - Home Equity	—	—	1	45
Consumer - Indirect automobile	—	—	—	—
Consumer - Credit card	—	—	—	—
Consumer - Other	1	—	1	—

Total	40	$1,600	54	$17,305